TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Compensation
  Key management personnel are the senior management of the Company and the members of the Company's Board of Directors.

	New Israeli Shekels
	Year ended December 31
	2017	2018	2019
Key management compensation expenses comprised	In millions
Salaries and short-term employee benefits	21	22	27
Long term employment benefits	3	3	3
Employee share-based compensation
expenses	11	9	12
	35	34	42

	New Israeli Shekels
	December 31,
	2018	2019
Statement of financial position items - key management	In millions
Current liabilities:	9	10
Non-current liabilities:	10	10